UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 123199

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management
Address: 55 Railroad Ave

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     February 11, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     1604087


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADECCO SA ADR               COM                 6754105      30224   314837 SH       SOLE                   314837
AES CORP                    COM                 00130H105    15275   204345 SH       SOLE                   204345
AFLAC                       COM                 1055102      15755   333876 SH       SOLE                   333876
AHOLD NV-ADR                COM                 500467303    25799   861764 SH       SOLE                   861764
ALLIED IRISH AD             COM                 19228402     12930   612058 SH       SOLE                   612058
AMERICA ONLINE              COM                 02364J104    27121   357447 SH       SOLE                   357447
ASIA SATELLITE              COM                 04516X106    10862   310335 SH       SOLE                   310335
AXA-SPON ADR                COM                 54536107     17528   246868 SH       SOLE                   246868
BED BATH&BEYOND             COM                 75896100      9078   261245 SH       SOLE                   261245
CANON INC ADR               COM                 138006309    38614   951964 SH       SOLE                   951964
Center Span Communications  COM                 152012100      234   150000 SH       SOLE                   150000
CHINA TELECOM               COM                 169428109    33959   264015 SH       SOLE                   264015
CISCO SYSTEMS               COM                 17275R102    36475   340491 SH       SOLE                   340491
COMPUTER ASSOC.             COM                 204912109    11961   171022 SH       SOLE                   171022
CONCORD EFS                 COM                 206197105     9697   376569 SH       SOLE                   376569
Consumer Portfolio Services COM                 210502100      391   250000 SH       SOLE                   250000
DASSAULT SYS AD             COM                 237545108    17981   285420 SH       SOLE                   285420
DELL COMPUTER               COM                 247025109    10877   213277 SH       SOLE                   213277
Devlieg Bullard             COM                 251782108        4    30000 SH       SOLE                    30000
DIXONS GROUP PLC-ADR        COM                 255875205    15321   212794 SH       SOLE                   212794
EISAI CO LTD SPONS ADR      COM                 282579309    11430   605369 SH       SOLE                   605369
ELAN CORP PLC               COM                 284131208    31548  1069432 SH       SOLE                  1069432
EMC CORP MASS               COM                 268648102    33704   308505 SH       SOLE                   308505
ERICSSON LM ADR             COM                 294821400    48904   744492 SH       SOLE                   744492
FANNIE MAE                  COM                 313586109    14276   228646 SH       SOLE                   228646
FRESENIUS MED               COM                 358029106    17374   612282 SH       SOLE                   612282
FUJITSU LTD ADR             COM                 359590304    51688   223813 SH       SOLE                   223813
GENL ELECTRIC               COM                 369604103    17440   112696 SH       SOLE                   112696
GUCCI GRP NV                COM                 401566104    19341   168914 SH       SOLE                   168914
GUIDANT CORP                COM                 401698105    13436   285872 SH       SOLE                   285872
HELLENIC TELECO             COM                 423325307    16418  1375325 SH       SOLE                  1375325
HITACHI ADR                 COM                 433578507    32906   203281 SH       SOLE                   203281
HONEYWELL INTL INC          COM                 438516106    16847   292041 SH       SOLE                   292041
INTEL CORP                  COM                 458140100    11993   145695 SH       SOLE                   145695
KONINKLIJKE PHILIPS ELECT   COM                 500472204    38827   287607 SH       SOLE                   287607
KOREA TELECOM CORP ADR      COM                 50063P103    16919   226339 SH       SOLE                   226339
KYOCERA CORP                COM                 501556203    41693   159135 SH       SOLE                   159135
LEXMARK HLDG                COM                 529771107    28223   311852 SH       SOLE                   311852
LUCENT TECHNOLOGY           COM                 549463107    15029   200387 SH       SOLE                   200387
LUXOTTICA ADS               COM                 55068R202    17271   983403 SH       SOLE                   983403
MATAV RT-SP ADR             COM                 559776109    28988   805221 SH       SOLE                   805221
MBNA CORP                   COM                 55262L100    19136   702247 SH       SOLE                   702247
MICROSOFT CORP              COM                 594918104    25496   218383 SH       SOLE                   218383
NIPPON T&T ADR              COM                 654624105    46884   544375 SH       SOLE                   544375
NOKIA ADR A                 COM                 654902204    63874   334310 SH       SOLE                   334310
OMNICOM GROUP               COM                 681919106    28589   285888 SH       SOLE                   285888
ORACLE CORP                 COM                 68389X105    41756   372612 SH       SOLE                   372612
ORIX CORPORATION            COM                 686330101    24462   215647 SH       SOLE                   215647
PEARSON PLC SPON ADR        COM                 705015105    31983   962353 SH       SOLE                   962353
PFIZER INC                  COM                 717081103    12675   390739 SH       SOLE                   390739
Reunion Industries          COM                 761312107      228   130200 SH       SOLE                   130200
ROCHE HOLD ADR              COM                 771195104    17968   151015 SH       SOLE                   151015
SAFEWAY INC.                COM                 786514208    19397   542580 SH       SOLE                   542580
SAP AG ADR                  COM                 803054204      966    18560 SH       SOLE                    18560
SCHERING-PLOUGH             COM                 806605101    13835   326478 SH       SOLE                   326478
Seattle Filmworks           COM                 812472105     1329   477934 SH       SOLE                   477934
SONERA CORP SPON ADR        COM                 835433202    42339   611396 SH       SOLE                   611396
STMICROELECTRNC             COM                 861012102    36627   241862 SH       SOLE                   241862
SUN MICROSYSTEM             COM                 866810104    38439   496392 SH       SOLE                   496392
TANDY CORP                  COM                 875382103    18982   385904 SH       SOLE                   385904
TEL MEX ADR -L-             COM                 879403780    19678   174916 SH       SOLE                   174916
TELE DANMARK                COM                 879242105    18301   484784 SH       SOLE                   484784
TELEFONICA SA               COM                 879382208    24602   312159 SH       SOLE                   312159
TEVA PHARMACEUTICAL ADR     COM                 881624209    21871   305088 SH       SOLE                   305088
TREND MICRO INC ADR         COM                 89486M107    47045  1939987 SH       SOLE                  1939987
TYCO INTL LTD               COM                 902124106    24176   619898 SH       SOLE                   619898
VODAFONE AIRTOUCH ADR       COM                 92857T107    33528   677340 SH       SOLE                   677340
WAL-MART STORES             COM                 931142103    28596   413688 SH       SOLE                   413688
WPP GROUP PLC               COM                 929309300    36984   444919 SH       SOLE                   444919